UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06115

THE SINGAPORE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Singapore Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended July 31, 2010 is filed herewith.

The Singapore Fund, Inc.

Portfolio of Investments

July 31, 2010 (unaudited)

COMMON STOCKS—96.93%

Shares		Value

MALAYSIA—2.34%
Entertainment—1.38%
303,700	Tanjong Public Ltd. Co. (a)	2,046,240

Plantation—0.96%
269,700	Kuala Lumpur Kepong Berhad	1,426,680

Total Malaysia Common Stocks		3,472,920

SINGAPORE—92.79%
Agriculture & Food—2.08%
7,317,000	Golden Agri-Resources Ltd.	3,088,135

Banks—21.61%
2,516,626	Oversea-Chinese Banking Corp. Ltd.	16,680,221
1,055,088	United Overseas Bank Ltd.	15,380,246
		32,060,467
Commercial Services—2.64%
1,299,663	SIA Engineering Co. Ltd. †	3,920,739

Conglomerate—9.99%
201,600	Jardine Matheson Holdings Ltd.	7,983,360
4,447,818	Noble Group Ltd.	5,386,744
470,000	Sembcorp Industries Ltd. †	1,455,813
		14,825,917
Diversified—1.20%
76,000	Jardine Strategic Holdings Ltd.	1,784,480

Diversified Financial—0.94%
247,000	Singapore Exchange Ltd.	1,388,740

E-Business—0.72%
3,000,000	Asiatravel.com Holdings Ltd.	1,067,968

Electrical Products & Computers—2.25%
4,747,000	CSE Global Ltd.	3,344,921

Food, Beverage, Tobacco—1.01%
726,500	Olam International Ltd.	1,498,433

Health & Personal Care—6.27%
2,025,000	Wilmar International Ltd.	9,304,536

Industrial—2.97%
1,853,000	Singapore Technologies Engineering Ltd. †	4,406,723

See accompanying notes to financial statements.

1

Investment Companies—0.08%
137,000	K-Green Trust *	115,642

Property Development—11.12%
1,364,000	Capitaland Ltd. †	3,964,651
180,000	City Developments Ltd.	1,598,649
2,164,000	Genting Singapore Plc., Ltd. *	2,017,234
1,132,000	Hongkong Land Holdings, Ltd.	6,067,520
2,084,000	Yanlord Land Group Ltd.	2,845,156
		16,493,210
Real Estate Investment Trust—2.39%
2,415,000	CDL Hospitality Trusts	3,545,214

Shipyards—3.16%
685,000	Keppel Corp. Ltd.	4,696,051

Telecommunications—7.55%
4,889,000	Singapore Telecommunications Ltd. †	11,196,183

Transportation - Air—5.20%
673,000	Singapore Airlines Ltd. †	7,715,987

Transportation - Land—3.04%
2,764,000	SMRT Corp., Ltd. †	4,503,876

Transportation - Marine—6.66%
626,000	Cosco Corp. (Singapore) Ltd.	753,553
3,482,000	Ezra Holdings Ltd.	5,111,568
2,674,000	Neptune Orient Lines Ltd. †	4,023,561
		9,888,682
Water Treatment Systems—1.91%
1,196,000	Hyflux Ltd.	2,835,496

Total Singapore Common Stocks		137,681,400

THAILAND—1.80%
Energy—0.35%
388,700	Thai Oil Public Co., Ltd. (Foreign)	530,484

Media—0.35%
559,600	BEC World Public Co., Ltd. (NVDR)	520,719

Retail—1.10%
1,630,100	CP ALL Public Co., Ltd. (NVDR)	1,630,606

Total Thailand Common Stocks		2,681,809

Total Common Stocks (Cost—$112,333,440)		143,836,129

See accompanying notes to financial statements.

2

TIME DEPOSITS—0.02%

Principal
Amount
(000)			Value

U.S. DOLLAR —0.02%
26	JPMorgan Chase Bank, 0.10%, due 8/2/10 (Cost—$26,055)		26,055

Total Investments—96.95% (Cost—$112,359,495)			143,862,184

Other assets less liabilities—3.05%			4,518,187

NET ASSETS	(Applicable to 9,493,516 shares of capital stock outstanding; equivalent to $15.63 per share)	—100.00%	$148,380,371

†	Deemed to be an affiliated issuer (see next page).

*	Non-income producing securities.

(a)

Fair valued security.  This security have been valued in good faith in a manner as prescribed by the Board of Directors.  At July 31, 2010 this security had a market value of $2,046,240, representing 1.38% of net assets.

See accompanying notes to financial statements.

3

Affiliated Holdings

Temasek Holdings, an Asian investment company located in Singapore, owns 28% of DBS Group, the parent of the Manager.  Temasek Holdings also owns at least 25% of the following portfolio securities, which are deemed affiliated holdings because of this common ownership.

	Number			Number
	of Shares			of Shares	Market
	Held			Held	Value at
	October 31,	Purchase	Sales	July 31,	July 31,	Dividend
Name of Affiliated Holding	2009	Cost	Cost	2010	2010	Income
Capitaland Ltd.	1,500,000	$—	$187,816	1,364,000	$3,964,651	$104,449
Neptune Orient Lines Ltd.	—	3,310,841	—	2,674,000	4,023,561	—
SIA Engineering Co. Ltd.	260,000	2,724,456	—	1,299,663	3,920,739	133,261
Sembcorp Industries Ltd.	—	1,345,037	—	470,000	1,455,813	—
Sembcorp Marine Ltd.	1,700,000	—	2,434,343	—	—	—
Singapore Airlines Ltd.	—	6,830,758	—	673,000	7,715,987	59,278
Singapore Technologies Engineering Ltd.	—	4,043,496	—	1,853,000	4,406,723	139,210
Singapore Telecommunications Ltd.	6,602,000	—	2,331,282	4,889,000	11,196,183	291,624
SMRT Corp., Ltd.	2,764,000	—	—	2,764,000	4,503,876	170,580
Total					$41,187,533	$898,402

Fair Value Measurements - In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).  The guidance establishes three levels of fair value hierarchy as follows:

Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 – Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes “observable” requires significant judgment by the Fund’s Manager.  The Fund’s Manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$143,862,184
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$143,862,184

As all assets of the Fund are classified as Level 1, no reconciliation of Level 3 assets as of July 31, 2010 is presented.

All portfolio holdings designated as Level 1 are disclosed individually in the Portfolio of Investments (POI).  Please refer to the POI for industry specifics of the portfolio holdings.

For federal income tax purposes, the cost of securities owned at July 31, 2010 was $112,410,897, excluding short-term interest-bearing investments.  At July 31, 2010, the net unrealized appreciation on investments, excluding short-term securities, of $31,425,232 was composed of gross appreciation of $32,844,330 for those investments having an excess of value over cost, and gross depreciation of $1,419,098 for those investments having an excess of cost over value.

Item 2. Controls and Procedures.

a)             The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Singapore Fund, Inc.

By	\s\ John J. O’Keefe
John J. O’Keefe, Vice President and Principal Financial Officer

Date: August 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe	Date: August 9, 2010
John J. O’Keefe, Vice President and Principal Financial Officer

By	\s\ Masaaki Goto	Date: August 9, 2010
Masaaki Goto, Chairman